Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.0%
AGL Energy Ltd.	540,359	$4,735,751
AMP Ltd.	2,862,680	3,075,786
AusNet Services	1,553,645	2,182,095
Australia & New Zealand Banking Group Ltd.	2,388,054	31,544,582
BHP Group Ltd.	2,478,306	58,790,400
BHP Group PLC	1,779,123	34,280,660
BlueScope Steel Ltd.	421,443	4,338,750
Coca-Cola Amatil Ltd.	274,747	2,398,258
Commonwealth Bank of Australia	1,490,631	72,249,849
Crown Resorts Ltd.	310,232	1,803,885
Dexus	913,595	5,523,937
Fortescue Metals Group Ltd.	1,428,944	17,430,381
GPT Group (The)	1,623,162	4,593,659
Lendlease Corp. Ltd.	358,253	3,008,935
Macquarie Group Ltd.	283,084	25,197,365
Medibank Pvt Ltd.	1,491,771	2,797,082
Mirvac Group	3,277,947	4,857,091
National Australia Bank Ltd.	2,686,191	35,086,631
Oil Search Ltd.	1,644,351	2,967,697
Origin Energy Ltd.	1,491,820	4,190,523
QBE Insurance Group Ltd.	1,239,400	7,180,543
Santos Ltd.	737,741	2,450,512
Scentre Group	4,429,947	6,532,955
South32 Ltd.	4,154,119	5,921,978
Stockland	2,020,821	5,463,619
Suncorp Group Ltd.	1,065,739	6,144,490
Tabcorp Holdings Ltd.	1,880,270	4,344,182
Telstra Corp. Ltd.	3,508,976	6,604,000
TPG Telecom Ltd.(a)	201,040	1,013,675
Vicinity Centres	3,234,419	2,748,359
Wesfarmers Ltd.	333,854	10,775,277
Westpac Banking Corp.	3,041,531	38,254,248
Woodside Petroleum Ltd.	802,003	9,867,382

		428,354,537

Austria — 0.2%
Erste Group Bank AG(a)	236,843	4,850,084
OMV AG	122,681	2,815,226
Raiffeisen Bank International AG(a)	123,320	1,772,632
voestalpine AG	96,807	2,689,459

		12,127,401

Belgium — 1.2%
Ageas SA/NV	148,811	5,988,980
Anheuser-Busch InBev SA/NV	640,662	33,254,006
Etablissements Franz Colruyt NV	25,819	1,528,424
Groupe Bruxelles Lambert SA	97,213	7,958,403
KBC Group NV	210,319	10,370,426
Proximus SADP	126,655	2,463,080
Solvay SA	61,744	5,012,996

		66,576,315

Denmark — 0.4%
AP Moller - Maersk A/S, Class A	947	1,397,212
Danske Bank A/S(a)	581,360	7,727,878
Orsted A/S(b)	55,979	8,885,416
Pandora A/S(a)	29,134	2,307,400

		20,317,906

Finland — 1.3%
Elisa OYJ	59,272	2,916,375

Security	Shares	Value

Finland (continued)
Fortum OYJ	129,604	$2,438,152
Kone OYJ, Class B	100,389	7,991,548
Nordea Bank Abp(a)	2,727,854	20,434,809
Sampo OYJ, Class A	395,391	14,922,501
Stora Enso OYJ, Class R	492,905	7,191,356
UPM-Kymmene OYJ	448,020	12,660,709
Wartsila OYJ Abp	369,850	2,939,051

		71,494,501

France — 10.1%
Aeroports de Paris	24,729	2,416,787
Amundi SA(a)(b)	50,552	3,315,252
Arkema SA	58,403	5,720,022
Atos SE(a)	40,949	2,795,186
AXA SA	1,625,516	26,130,045
BNP Paribas SA(a)	947,400	32,947,334
Bollore SA	735,862	2,636,650
Bouygues SA	189,970	6,229,214
Capgemini SE	135,667	15,667,257
Carrefour SA	504,573	7,852,362
Cie. de Saint-Gobain(a)	436,259	17,023,899
Cie. Generale des Etablissements Michelin SCA	142,321	15,358,095
CNP Assurances(a)	157,579	1,774,985
Covivio	43,624	2,596,667
Credit Agricole SA(a)	971,608	7,675,712
Danone SA	182,904	10,098,837
Eiffage SA(a)	71,457	5,187,308
Electricite de France SA	528,276	6,133,929
Engie SA(a)	1,536,884	18,591,627
EssilorLuxottica SA(a)	83,705	10,354,896
Eurazeo SE(a)	11,482	522,152
Faurecia SE(a)	63,277	2,398,464
Gecina SA	38,912	4,831,818
ICADE	24,806	1,254,054
JCDecaux SA(a)(c)	70,890	1,094,134
Klepierre SA	163,841	2,075,495
Natixis SA(a)	788,616	1,833,563
Orange SA	1,679,720	18,842,260
Peugeot SA(a)(c)	495,928	8,913,625
Publicis Groupe SA	183,155	6,357,771
Renault SA(a)	160,194	3,966,223
Sanofi	951,938	85,792,847
Schneider Electric SE	465,551	56,507,332
SCOR SE(a)	132,145	3,210,960
SES SA	338,104	2,699,381
Societe Generale SA(a)	681,541	9,240,911
Sodexo SA	73,727	4,732,035
Suez SA	288,252	5,278,308
Thales SA	90,158	5,868,546
TOTAL SE	2,081,384	62,600,567
Unibail-Rodamco-Westfield(c)	107,136	4,355,426
Unibail-Rodamco-Westfield, New	9,776	397,426
Valeo SA(c)	190,895	5,774,792
Veolia Environnement SA	453,260	8,442,395
Vinci SA	434,248	34,305,632
Wendel SE	14,528	1,259,066

		543,061,247

Germany — 10.7%
Allianz SE, Registered	351,276	61,811,286
BASF SE	774,001	42,438,062

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Bayer AG, Registered	827,205	$38,889,658
Bayerische Motoren Werke AG	278,854	19,060,610
Brenntag AG	130,409	8,336,648
Commerzbank AG(a)	835,488	3,936,666
Continental AG	92,640	9,850,176
Covestro AG(b)	147,252	7,027,437
Daimler AG, Registered	719,914	37,233,461
Delivery Hero SE(a)(b)	37,925	4,363,796
Deutsche Bank AG, Registered(a)	572,827	5,271,999
Deutsche Lufthansa AG, Registered(a)(c)	250,304	2,149,428
Deutsche Post AG, Registered	831,941	36,864,034
Deutsche Telekom AG, Registered	2,808,055	42,751,466
Deutsche Wohnen SE	187,032	9,440,053
E.ON SE	1,887,362	19,680,907
Evonik Industries AG	174,763	4,207,846
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	34,646	1,251,886
Fresenius Medical Care AG & Co. KGaA	89,920	6,869,063
Fresenius SE & Co. KGaA	352,413	13,070,578
Hannover Rueck SE	50,812	7,380,785
HeidelbergCement AG	125,612	7,187,193
Henkel AG & Co. KGaA	87,772	7,939,027
HOCHTIEF AG	7,247	533,513
KION Group AG	54,177	4,218,142
LANXESS AG	69,244	3,510,273
METRO AG	172,278	1,689,708
MTU Aero Engines AG	44,767	7,642,116
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	117,766	27,545,677
RWE AG	539,271	19,969,510
Siemens AG, Registered	644,166	75,560,894
Telefonica Deutschland Holding AG	433,778	1,094,955
Uniper SE	167,749	5,014,024
Volkswagen AG	27,610	4,296,776
Vonovia SE	434,427	27,741,227

		575,828,880

Hong Kong — 3.1%
Bank of East Asia Ltd. (The)	1,098,600	1,977,660
BeiGene Ltd., ADR(a)(c)	21,984	6,518,696
BOC Hong Kong Holdings Ltd.	3,119,500	8,648,684
CK Asset Holdings Ltd.	2,180,000	10,092,007
CK Hutchison Holdings Ltd.	2,269,500	13,667,015
CK Infrastructure Holdings Ltd.	571,000	2,687,544
CLP Holdings Ltd.	1,379,000	12,678,865
Dairy Farm International Holdings Ltd.	182,800	689,156
Hang Lung Properties Ltd.	1,688,088	4,096,767
Hang Seng Bank Ltd.(c)	639,900	9,835,919
Henderson Land Development Co. Ltd.	1,221,794	4,324,809
HK Electric Investments & HK Electric Investments Ltd.	2,379,000	2,420,461
HKT Trust & HKT Ltd.	3,149,000	4,068,806
Hongkong Land Holdings Ltd.	970,500	3,561,735
Jardine Matheson Holdings Ltd.	184,600	8,194,394
Jardine Strategic Holdings Ltd.	188,300	4,084,227
Kerry Properties Ltd.	544,500	1,331,260
Melco Resorts & Entertainment Ltd., ADR	182,091	2,935,307
MTR Corp. Ltd.	1,297,500	6,416,517
New World Development Co. Ltd.	1,274,250	6,063,280
PCCW Ltd.(c)	3,581,000	2,151,874
Power Assets Holdings Ltd.	1,177,000	6,048,273
Sands China Ltd.	2,024,000	7,086,095
Sino Land Co. Ltd.(c)	1,310,000	1,547,367

Security	Shares	Value

Hong Kong (continued)
SJM Holdings Ltd.	1,760,000	$1,822,447
Sun Hung Kai Properties Ltd.	1,098,500	14,044,923
Swire Pacific Ltd., Class A	406,500	1,850,384
Swire Properties Ltd.	1,081,200	2,893,015
WH Group Ltd.(b)	8,002,000	6,284,091
Wharf Real Estate Investment Co. Ltd.	1,404,419	5,387,785
Wynn Macau Ltd.(a)(c)	1,287,200	1,776,055

		165,185,418

Ireland — 0.8%
CRH PLC	659,809	23,264,861
Flutter Entertainment PLC(a)	84,362	14,696,134
Smurfit Kappa Group PLC	190,773	7,182,210

		45,143,205

Israel — 0.5%
Azrieli Group Ltd.	35,504	1,676,919
Bank Hapoalim BM	479,281	2,812,431
Bank Leumi Le-Israel BM	1,257,507	5,961,586
Elbit Systems Ltd.	22,144	2,509,775
ICL Group Ltd.	588,613	2,146,003
Isracard Ltd.	54,204	153,226
Israel Discount Bank Ltd., Class A	641,127	1,807,110
Mizrahi Tefahot Bank Ltd.	123,691	2,418,921
Teva Pharmaceutical Industries Ltd., ADR(a)	918,127	8,006,067

		27,492,038

Italy — 3.1%
Assicurazioni Generali SpA	929,468	12,461,766
Atlantia SpA(a)	419,448	6,427,451
CNH Industrial NV(a)	426,654	3,309,938
Enel SpA	6,848,581	54,518,687
Eni SpA	2,140,797	14,989,669
Intesa Sanpaolo SpA(a)	13,948,597	23,065,684
Leonardo SpA	240,790	1,146,619
Mediobanca Banca di Credito Finanziario SpA	517,789	3,671,954
Pirelli & C SpA(a)(b)	393,792	1,642,176
Poste Italiane SpA(b)	435,316	3,549,543
Prysmian SpA	204,373	5,556,409
Snam SpA	1,720,543	8,397,488
Telecom Italia SpA/Milano	6,970,185	2,365,940
Tenaris SA	393,375	1,865,883
Terna Rete Elettrica Nazionale SpA	1,186,538	8,021,930
UniCredit SpA(a)	1,790,610	13,351,149

		164,342,286

Japan — 25.8%
Aeon Mall Co. Ltd.	84,100	1,307,275
AGC Inc.	161,800	5,022,393
Air Water Inc.	152,000	2,166,444
Aisin Seiki Co. Ltd.	135,200	4,067,381
Alfresa Holdings Corp.	157,700	2,882,769
Amada Co. Ltd.	280,100	2,424,818
ANA Holdings Inc.(a)	96,300	2,091,075
Aozora Bank Ltd.	98,900	1,615,852
Asahi Group Holdings Ltd.	381,500	11,761,761
Asahi Kasei Corp.	1,058,600	9,117,691
Bank of Kyoto Ltd. (The)	49,200	2,162,560
Bridgestone Corp.	449,100	14,563,316
Brother Industries Ltd.	184,900	2,840,534
Canon Inc.	845,400	14,560,386
Casio Computer Co. Ltd.	80,000	1,208,341
Central Japan Railway Co.	121,800	14,662,837

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chiba Bank Ltd. (The)	444,800	$2,284,844
Chubu Electric Power Co. Inc.	545,400	6,111,882
Chugoku Electric Power Co. Inc. (The)	241,800	3,041,582
Concordia Financial Group Ltd.	889,700	2,919,142
Dai Nippon Printing Co. Ltd.	202,800	3,761,519
Daicel Corp.	210,200	1,495,971
Dai-ichi Life Holdings Inc.	906,700	13,413,158
Daito Trust Construction Co. Ltd.	54,700	4,965,592
Daiwa House Industry Co. Ltd.	476,600	12,471,201
Daiwa House REIT Investment Corp.	1,652	3,822,640
Daiwa Securities Group Inc.	1,210,100	4,873,274
Denso Corp.	365,400	16,910,323
Dentsu Group Inc.	184,100	5,267,296
Disco Corp.	8,900	2,386,331
East Japan Railway Co.	253,700	13,243,169
Electric Power Development Co. Ltd.	113,520	1,531,119
ENEOS Holdings Inc.	2,589,450	8,684,343
FANUC Corp.	106,200	22,400,134
Fuji Electric Co. Ltd.	105,500	3,178,927
FUJIFILM Holdings Corp.	302,900	15,408,668
Fujitsu Ltd.	165,200	19,318,634
Fukuoka Financial Group Inc.	142,900	2,375,743
GLP J-REIT	3,038	4,678,764
Hankyu Hanshin Holdings Inc.	191,800	5,834,360
Hino Motors Ltd.	243,200	1,851,800
Hirose Electric Co. Ltd.	27,690	3,851,278
Hisamitsu Pharmaceutical Co. Inc.	28,200	1,342,022
Hitachi Construction Machinery Co. Ltd.	90,600	2,218,634
Hitachi Ltd.	406,700	13,624,100
Hitachi Metals Ltd.	178,300	2,355,388
Honda Motor Co. Ltd.	1,373,300	31,987,617
Idemitsu Kosan Co. Ltd.	164,083	3,303,948
Iida Group Holdings Co. Ltd.	127,700	2,300,164
Inpex Corp.	856,400	4,030,503
Isetan Mitsukoshi Holdings Ltd.	303,000	1,463,698
Isuzu Motors Ltd.	461,300	3,719,877
ITOCHU Corp.	567,700	13,576,143
Japan Airlines Co. Ltd.(a)	95,000	1,651,186
Japan Exchange Group Inc.	147,700	3,592,187
Japan Post Bank Co. Ltd.	338,000	2,686,799
Japan Post Holdings Co. Ltd.	1,328,000	9,081,569
Japan Post Insurance Co. Ltd.	190,500	3,006,744
Japan Prime Realty Investment Corp.	688	1,859,193
Japan Real Estate Investment Corp.	1,111	5,441,286
Japan Retail Fund Investment Corp.	2,214	3,183,128
Japan Tobacco Inc.	1,011,700	19,064,942
JFE Holdings Inc.(a)	413,900	2,882,334
JGC Holdings Corp.	185,700	1,518,782
JSR Corp.	169,700	3,808,267
JTEKT Corp.	175,800	1,385,682
Kajima Corp.	374,800	3,986,776
Kamigumi Co. Ltd.	80,900	1,442,487
Kansai Electric Power Co. Inc. (The)	599,100	5,449,437
Kawasaki Heavy Industries Ltd.(a)	117,200	1,390,166
KDDI Corp.	1,359,900	36,326,007
Koito Manufacturing Co. Ltd.	88,200	4,235,355
Komatsu Ltd.	734,400	16,445,671
Kubota Corp.	303,000	5,247,575
Kuraray Co. Ltd.	133,300	1,226,656
Kurita Water Industries Ltd.	81,300	2,410,848

Security	Shares	Value

Japan (continued)
Kyocera Corp.	269,800	$14,790,739
Kyowa Kirin Co. Ltd.	146,200	3,622,135
Kyushu Electric Power Co. Inc.	318,800	2,671,406
Kyushu Railway Co.	125,400	2,661,781
LIXIL Group Corp.	224,900	4,853,400
Makita Corp.	94,000	4,136,216
Marubeni Corp.	1,379,000	7,165,418
Marui Group Co. Ltd.	159,300	2,855,636
Maruichi Steel Tube Ltd.	46,100	1,053,941
Mazda Motor Corp.	477,500	2,493,926
Mebuki Financial Group Inc.	847,720	1,694,791
Medipal Holdings Corp.	151,700	2,701,984
Mitsubishi Chemical Holdings Corp.	1,069,700	5,998,260
Mitsubishi Corp.	737,200	16,399,068
Mitsubishi Electric Corp.	1,535,800	19,685,977
Mitsubishi Estate Co. Ltd.	351,100	5,219,145
Mitsubishi Gas Chemical Co. Inc.	133,700	2,421,026
Mitsubishi Heavy Industries Ltd.	267,500	5,717,704
Mitsubishi Materials Corp.	93,800	1,712,877
Mitsubishi Motors Corp.(a)	565,700	1,028,152
Mitsubishi UFJ Financial Group Inc.	10,299,100	40,412,195
Mitsubishi UFJ Lease & Finance Co. Ltd.	339,100	1,427,243
Mitsui & Co. Ltd.	1,386,000	21,610,675
Mitsui Chemicals Inc.	157,000	4,003,845
Mizuho Financial Group Inc.	2,028,120	24,861,639
MS&AD Insurance Group Holdings Inc.	244,708	6,658,427
Nagoya Railroad Co. Ltd.	55,500	1,473,771
NGK Insulators Ltd.	217,600	3,086,864
NGK Spark Plug Co. Ltd.	131,000	2,286,924
NH Foods Ltd.	68,600	2,802,009
Nikon Corp.	252,100	1,516,844
Nippon Building Fund Inc.	1,240	6,262,866
Nippon Express Co. Ltd.	61,800	3,458,294
Nippon Prologis REIT Inc.	1,159	3,813,813
Nippon Steel Corp.(a)	673,800	6,487,275
Nippon Telegraph & Telephone Corp.	1,082,000	22,728,831
Nippon Yusen KK	134,200	2,458,322
Nissan Motor Co. Ltd.(a)	1,939,900	6,791,691
Nisshin Seifun Group Inc.	106,930	1,606,916
Nitto Denko Corp.	132,600	9,272,106
Nomura Holdings Inc.	2,646,900	11,760,905
Nomura Real Estate Holdings Inc.	96,800	1,686,176
Nomura Real Estate Master Fund Inc.	3,570	4,255,041
NSK Ltd.	299,500	2,375,029
NTT DOCOMO Inc.	950,400	35,337,716
Obayashi Corp.	541,800	4,508,954
Odakyu Electric Railway Co. Ltd.	84,700	2,036,073
Oji Holdings Corp.	721,200	3,028,571
Omron Corp.	78,300	5,617,467
ORIX Corp.	1,111,600	12,924,716
Orix JREIT Inc.	2,177	3,050,799
Osaka Gas Co. Ltd.	317,200	6,013,874
Otsuka Holdings Co. Ltd.	213,300	7,865,616
Panasonic Corp.	1,854,000	17,037,859
Pola Orbis Holdings Inc.	48,500	954,783
Resona Holdings Inc.	1,750,000	5,733,451
Ricoh Co. Ltd.	566,400	3,695,091
Rinnai Corp.	15,900	1,566,577
Rohm Co. Ltd.	26,300	2,012,627
Ryohin Keikaku Co. Ltd.	199,300	4,159,868

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SBI Holdings Inc.	197,700	$4,525,503
Secom Co. Ltd.	61,800	5,199,263
Seiko Epson Corp.	233,600	2,690,400
Sekisui Chemical Co. Ltd.	303,200	4,698,527
Sekisui House Ltd.	523,000	8,637,455
Seven & i Holdings Co. Ltd.	634,700	19,300,854
Seven Bank Ltd.	495,400	1,132,587
Shimamura Co. Ltd.	19,600	2,084,867
Shimano Inc.	22,600	5,137,641
Shimizu Corp.	461,300	3,194,770
Shinsei Bank Ltd.	130,000	1,556,916
Shizuoka Bank Ltd. (The)	354,900	2,376,411
Showa Denko KK	116,300	1,965,775
Softbank Corp.	2,419,000	28,056,605
SoftBank Group Corp.	659,900	42,880,244
Sompo Holdings Inc.	282,400	10,510,985
Stanley Electric Co. Ltd.	108,400	3,069,294
Subaru Corp.	517,700	9,436,363
Sumitomo Chemical Co. Ltd.	1,250,300	4,066,405
Sumitomo Corp.	998,700	10,933,730
Sumitomo Dainippon Pharma Co. Ltd.	148,300	1,733,524
Sumitomo Electric Industries Ltd.	631,800	6,922,966
Sumitomo Heavy Industries Ltd.	95,400	2,025,904
Sumitomo Metal Mining Co. Ltd.	194,700	6,002,660
Sumitomo Mitsui Financial Group Inc.	1,099,300	30,295,421
Sumitomo Mitsui Trust Holdings Inc.	284,405	7,572,616
Sumitomo Realty & Development Co. Ltd.	260,400	6,942,173
Sumitomo Rubber Industries Ltd.	142,100	1,241,030
Suntory Beverage & Food Ltd.	58,700	2,021,427
Suzuken Co. Ltd.	20,660	744,068
Suzuki Motor Corp.	309,900	13,212,400
T&D Holdings Inc.	452,300	4,486,657
Taiheiyo Cement Corp.	100,800	2,356,564
Taisei Corp.	159,900	4,963,416
Taisho Pharmaceutical Holdings Co. Ltd.	28,800	1,727,339
TDK Corp.	109,500	12,789,315
Teijin Ltd.	147,600	2,253,392
THK Co. Ltd.	35,100	922,995
Toho Gas Co. Ltd.	41,500	2,139,707
Tohoku Electric Power Co. Inc.	358,100	3,158,295
Tokyo Century Corp.	35,600	1,733,346
Tokyo Electric Power Co. Holdings Inc.(a)	1,211,400	3,117,148
Tokyo Gas Co. Ltd.	317,300	7,179,770
Tokyu Fudosan Holdings Corp.	512,700	2,226,572
Toppan Printing Co. Ltd.	217,800	2,756,355
Toray Industries Inc.	1,160,500	5,221,917
Tosoh Corp.	216,100	3,493,486
TOTO Ltd.	76,100	3,454,128
Toyo Suisan Kaisha Ltd.	36,800	1,830,496
Toyoda Gosei Co. Ltd.	35,100	885,726
Toyota Industries Corp.	123,300	7,925,923
Toyota Motor Corp.	1,786,316	116,245,530
Toyota Tsusho Corp.	180,700	5,010,994
Trend Micro Inc.	38,600	2,160,034
United Urban Investment Corp.	2,494	2,655,273
USS Co. Ltd.	117,600	2,148,613
West Japan Railway Co.	137,700	5,874,708
Yamada Holdings Co. Ltd.	608,200	2,955,477
Yamaha Motor Co. Ltd.	233,800	3,316,677
Yamato Holdings Co. Ltd.	167,400	4,409,983

Security	Shares	Value

Japan (continued)
Yamazaki Baking Co. Ltd.	49,300	$809,248
Yaskawa Electric Corp.	69,900	2,697,977
Yokogawa Electric Corp.	191,400	2,793,920
Yokohama Rubber Co. Ltd. (The)	101,600	1,449,068

		1,390,626,456

Malta — 0.0%
BGP Holdings PLC(a)(d)	2,256,851	26

Netherlands — 1.6%
ABN AMRO Bank NV, CVA(a)(b)	352,469	2,892,900
Aegon NV	1,491,105	4,020,953
AerCap Holdings NV(a)(c)	114,328	2,838,764
ArcelorMittal SA(a)	606,595	8,233,209
Argenx SE(a)	13,123	3,277,387
EXOR NV	58,730	3,051,158
ING Groep NV(a)	3,274,750	22,349,688
Koninklijke Ahold Delhaize NV	926,773	25,466,610
NN Group NV	246,218	8,586,999
Randstad NV(a)	99,309	4,963,830

		85,681,498

New Zealand — 0.3%
Auckland International Airport Ltd.(a)	1,051,469	4,864,412
Mercury NZ Ltd.	588,990	2,082,560
Meridian Energy Ltd.	1,086,467	3,805,645
Ryman Healthcare Ltd.	329,600	3,049,657
Spark New Zealand Ltd.	1,531,696	4,545,218

		18,347,492

Norway — 0.8%
DNB ASA(a)	797,231	10,733,888
Equinor ASA	841,103	10,669,039
Mowi ASA	131,835	2,077,754
Norsk Hydro ASA(a)	1,121,264	3,135,460
Orkla ASA	231,262	2,179,350
Telenor ASA	606,772	9,343,890
Yara International ASA	150,143	5,222,652

		43,362,033

Portugal — 0.3%
EDP - Energias de Portugal SA	2,336,476	11,517,993
Galp Energia SGPS SA	417,632	3,382,971

		14,900,964

Singapore — 1.1%
CapitaLand Mall Trust	1,974,939	2,502,120
City Developments Ltd.	381,500	1,771,300
DBS Group Holdings Ltd.	1,508,300	22,478,144
Jardine Cycle & Carriage Ltd.	81,300	1,057,406
Keppel Corp. Ltd.	421,000	1,353,490
Oversea-Chinese Banking Corp. Ltd.	2,777,700	17,127,963
Singapore Airlines Ltd.(c)	1,129,300	2,803,608
Singapore Telecommunications Ltd.	4,429,900	6,585,644
Suntec REIT	1,654,400	1,623,505
Yangzijiang Shipbuilding Holdings Ltd.	2,255,400	1,519,566

		58,822,746

Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	229,893	5,462,931
Aena SME SA(a)(b)	56,921	7,664,788
Banco Bilbao Vizcaya Argentaria SA	5,615,709	16,105,064
Banco Santander SA(a)	14,019,873	27,939,147
Bankinter SA	581,610	2,179,479
CaixaBank SA	3,035,390	5,522,877

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Enagas SA	186,158	$4,018,157
Endesa SA	268,491	7,196,415
Iberdrola SA	5,002,459	58,999,508
Mapfre SA	897,723	1,353,152
Naturgy Energy Group SA	251,032	4,664,011
Red Electrica Corp. SA	342,244	6,029,774
Repsol SA	1,263,387	7,858,642
Siemens Gamesa Renewable Energy SA	133,668	3,788,257
Telefonica SA	4,098,439	13,396,025

		172,178,227

Sweden — 1.9%
Alfa Laval AB(a)(c)	266,268	5,399,457
Boliden AB	231,378	6,321,782
Husqvarna AB, Class B	348,570	3,602,730
ICA Gruppen AB	41,919	1,984,067
Industrivarden AB, Class C(a)	132,264	3,381,955
L E Lundbergforetagen AB, Class B(a)	63,347	2,850,958
Sandvik AB(a)	946,334	16,851,074
Securitas AB, Class B(a)	261,018	3,693,367
Skandinaviska Enskilda Banken AB, Class A(a)	1,367,189	11,719,443
SKF AB, Class B	322,345	6,598,165
Svenska Handelsbanken AB, Class A(a)	1,306,392	10,584,811
Swedbank AB, Class A(a)	762,230	11,945,769
Telefonaktiebolaget LM Ericsson, Class B	861,722	9,611,316
Telia Co. AB	2,105,145	8,069,468

		102,614,362

Switzerland — 7.4%
ABB Ltd., Registered	1,552,350	37,684,564
Adecco Group AG, Registered	131,194	6,441,253
Alcon Inc.(a)	144,918	8,237,661
Baloise Holding AG, Registered	39,236	5,363,887
Banque Cantonale Vaudoise, Registered	12,503	1,211,354
Cie. Financiere Richemont SA, Class A, Registered	439,493	27,571,706
Clariant AG, Registered	165,720	2,842,309
Credit Suisse Group AG, Registered	1,324,361	12,461,174
EMS-Chemie Holding AG, Registered	2,669	2,347,078
Kuehne + Nagel International AG, Registered	22,473	4,489,451
LafargeHolcim Ltd., Registered	440,724	18,921,488
Novartis AG, Registered	1,869,671	145,832,502
Siemens Energy AG(a)	336,331	7,365,370
Swatch Group AG (The), Bearer	24,086	5,096,808
Swatch Group AG (The), Registered	43,738	1,786,646
Swiss Life Holding AG, Registered	26,823	9,019,528
Swiss Prime Site AG, Registered	64,268	5,406,211
Swiss Re AG	85,869	6,158,996
Swisscom AG, Registered	21,762	11,071,541
UBS Group AG, Registered	3,126,331	36,309,851
Zurich Insurance Group AG	126,481	41,951,038

		397,570,416

United Kingdom — 16.6%
3i Group PLC	820,612	10,196,706
Admiral Group PLC	161,917	5,757,365
Anglo American PLC	1,031,951	24,167,077
Antofagasta PLC	328,646	4,374,751
Associated British Foods PLC	300,955	6,605,565
Aviva PLC	3,295,848	10,973,446
BAE Systems PLC	2,719,560	13,960,076
Barclays PLC(a)	14,569,545	20,074,227
Barratt Developments PLC(a)	848,618	5,294,296

Security	Shares	Value

United Kingdom (continued)
Berkeley Group Holdings PLC	106,666	$5,595,381
BP PLC	17,060,974	43,369,656
British American Tobacco PLC	1,931,928	61,150,638
British Land Co. PLC (The)	733,667	3,306,930
BT Group PLC	7,477,586	9,803,881
Bunzl PLC	284,235	8,820,383
Coca-Cola European Partners PLC	171,064	6,108,695
DCC PLC	83,142	5,400,932
Direct Line Insurance Group PLC	1,145,865	3,904,026
Evraz PLC	211,744	984,257
Ferguson PLC	189,019	18,872,694
Fiat Chrysler Automobiles NV(a)	926,288	11,374,672
GlaxoSmithKline PLC	4,224,860	70,567,745
Glencore PLC(a)	8,414,084	16,961,006
HSBC Holdings PLC	17,150,098	71,969,231
Imperial Brands PLC	799,227	12,648,826
Informa PLC(a)	1,251,816	6,765,742
J Sainsbury PLC	1,475,303	3,845,656
Johnson Matthey PLC	161,294	4,481,808
Kingfisher PLC(a)	1,758,505	6,527,929
Land Securities Group PLC	587,034	3,865,766
Legal & General Group PLC	5,043,989	12,052,433
Lloyds Banking Group PLC(a)	59,483,629	21,554,687
M&G PLC	2,166,674	4,108,415
Melrose Industries PLC(a)	2,631,663	4,071,380
Mondi PLC	409,659	7,749,353
National Grid PLC	2,955,596	35,120,381
Natwest Group PLC(a)	4,095,419	6,576,860
Next PLC	111,997	8,457,030
Ocado Group PLC(a)	192,616	5,668,436
Pearson PLC(c)	639,802	4,219,047
Persimmon PLC	269,071	8,127,152
Prudential PLC	2,193,349	26,737,818
Reckitt Benckiser Group PLC	209,035	18,379,198
Rio Tinto PLC	944,847	53,228,924
Royal Dutch Shell PLC, Class A	3,458,284	43,168,463
Royal Dutch Shell PLC, Class B	3,124,976	37,537,128
RSA Insurance Group PLC	876,536	4,800,919
Schroders PLC	103,593	3,501,343
Severn Trent PLC	201,357	6,326,618
Smiths Group PLC	336,142	5,778,429
SSE PLC	874,881	14,196,829
Standard Chartered PLC(a)	2,282,077	10,380,655
Standard Life Aberdeen PLC	1,970,525	5,720,012
Taylor Wimpey PLC(a)	3,045,745	4,166,562
Tesco PLC	8,230,809	21,870,212
United Utilities Group PLC	576,688	6,438,009
Vodafone Group PLC	14,627,185	19,480,344
Whitbread PLC(a)	171,071	4,749,054
Wm Morrison Supermarkets PLC	2,004,211	4,221,465
WPP PLC	1,043,430	8,318,892

		894,435,411

Total Common Stocks — 98.4% (Cost: $6,489,084,156)		5,298,463,365

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	47,428	$2,452,944
Fuchs Petrolub SE, Preference Shares, NVS	37,650	1,937,584
Henkel AG & Co. KGaA, Preference Shares, NVS	149,519	14,546,439
Porsche Automobil Holding SE, Preference Shares, NVS	129,172	6,921,433
Volkswagen AG, Preference Shares, NVS	156,539	22,811,281

		48,669,681

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,673,122	2,063,783

Total Preferred Stocks — 0.9% (Cost: $57,779,101)		50,733,464

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	46,220,465	46,252,819
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	1,780,000	1,780,000

		48,032,819

Total Short-Term Investments — 0.9% (Cost: $48,013,140)		48,032,819

Total Investments in Securities — 100.2% (Cost: $6,594,876,397)		5,397,229,648

Other Assets, Less Liabilities — (0.2)%		(11,454,010)

Net Assets — 100.0%		$5,385,775,638

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$87,204,128	$—	$(40,923,099	)(a)	$(20,291)	$(7,919)	$46,252,819	46,220,465	$229,137	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,030,000	—	(250,000	)(a)	—	—	1,780,000	1,780,000	338		—

					$(20,291)	$(7,919)	$48,032,819		$229,475		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

6

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	418	12/18/20	$14,407	$(1,464,335)
FTSE 100 Index	177	12/18/20	12,733	(864,545)
TOPIX Index	58	12/10/20	8,727	(288,755)

				(2,617,635)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,298,463,339	$—	$26	$5,298,463,365
Preferred Stocks	50,733,464	—	—	50,733,464
Money Market Funds	48,032,819	—	—	48,032,819

	$5,397,229,622	$—	$26	$5,397,229,648

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,617,635)	$—	$—	$(2,617,635)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares